FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2012
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES

10.       FEDERAL HOME LOAN BANK ADVANCES

All FHLB of Boston advances are secured by a blanket security agreement on qualified collateral, consisting principally of first mortgage loans on owner-occupied residential property in the amount of $83,623,000 and $52,502,000 at December 31, 2012 and 2011, respectively; and mortgage-backed securities with a fair value of $9,900,000 and $5,176,000 at December 31, 2012 and 2011, respectively.

Short-term FHLB advances

There were no short-term advances at December 31, 2012 and 2011.

The Bank also has a $2,000,000 line-of-credit with the FHLB.  There were no amounts outstanding at December 31, 2012 and 2011.

Long-term FHLB advances

Long-term, fixed-rate FHLB advances and maturities are as follows:

	At December 31,
	2012		2011
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Within one year(1)	$7,500	3.33%	$500	1.96%
Greater than one year to two years	3,000	2.50	16,000	3.65
Greater than two years to three years	1,500	2.34	3,500	2.67
Greater than three years to four years	3,500	2.42	1,500	2.95
Greater than four years to five years	4,500	2.70	—	—
After five years(2)	3,600	3.65	3,600	3.65
	23,600	2.95	25,100	3.44

Amortizing advance	—	—	21	4.90

Total long-term FHLB advances	$23,600	2.95%	$25,121	3.44%

(1)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on September 9, 2013 with a rate of 2.89%.

(2)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on July 17, 2018 with a rate of 3.75%.